Statement of Additional Information Supplement dated February 18, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund	Invesco V.I. Equity and Income Fund
Invesco V.I. American Value Fund	Invesco V.I. Global Core Equity Fund
Invesco V.I. Comstock Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I Equally Weighted S&P 500 Fund	Invesco V.I. S&P 500 Index Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS -Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco V.I. Global Core Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2012 (unless otherwise noted):

Investments

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco V.I. Global Core Equity Fund
Erik Esselink[4]	None	N/A	None
Lindsay Davidson	None	N/A	Over $1,000,000

Assets Managed

Portfolio Manager	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco V.I. Global Core Equity Fund
Erik Esselink[4]	None	None	6	$826.39	None	None
Lindsay Davidson	3	$414.4	5	$410.5	41	$2,448.1

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Mr. Esselink began serving as a portfolio manager of Invesco V.I. Global Core Equity Fund on February 11, 2014. Information for Mr. Esselink has been provided as of December 31, 2013.

AVIF MSVK SUP-3 021814